NOTES PAYABLE (Details Narrative)																																							3 Months Ended							6 Months Ended	9 Months Ended			12 Months Ended
	Sep. 16, 2022 USD ($) $ / shares shares	Sep. 02, 2022	Aug. 17, 2022 USD ($) $ / shares shares	Aug. 05, 2022 USD ($) $ / shares shares	May 06, 2022 USD ($) $ / shares shares	Mar. 10, 2022 USD ($)	Feb. 21, 2022 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 27, 2021 USD ($) $ / shares	Sep. 28, 2021 USD ($)	Sep. 13, 2021 shares	Sep. 07, 2021 USD ($)	Apr. 02, 2021 USD ($)	Feb. 05, 2021 USD ($) shares	Feb. 04, 2021 USD ($)	Jan. 12, 2021 USD ($) shares	Dec. 18, 2020 USD ($) d	Nov. 10, 2020 USD ($) d	Oct. 14, 2020 USD ($) $ / shares shares	Sep. 10, 2020 USD ($) d	Aug. 17, 2020 USD ($) $ / shares shares	Aug. 17, 2020 USD ($) $ / shares shares	Jul. 15, 2020 USD ($) d	Jul. 06, 2020 USD ($) $ / shares shares	Jul. 06, 2020 USD ($) $ / shares shares	May 04, 2020 USD ($)	Mar. 17, 2020 $ / shares shares	Mar. 11, 2020 USD ($)	Feb. 19, 2020 USD ($) d	Feb. 04, 2020 $ / shares shares	Feb. 03, 2020 $ / shares shares	Jan. 30, 2020 USD ($) $ / shares shares	Jan. 21, 2020 $ / shares shares	Jan. 08, 2020 USD ($) d	Oct. 30, 2019 USD ($) d	May 24, 2017 USD ($) d	May 05, 2017 USD ($) d	Sep. 11, 2015 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Mar. 31, 2022 USD ($)	Sep. 30, 2021 USD ($) $ / shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jun. 30, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Sep. 01, 2022 USD ($) $ / shares shares	Aug. 16, 2022 shares	Jun. 30, 2022 USD ($)	May 05, 2022 USD ($)	Dec. 31, 2019 USD ($)	Nov. 06, 2017 USD ($)	Dec. 31, 2015 USD ($)	Nov. 11, 2013	Sep. 06, 2013 USD ($)
Debt Instrument [Line Items]
Short-term note payable								$ 2,498,076																															$ 2,540,016				$ 2,442,154				$ 2,540,016			$ 2,498,076	$ 2,442,154
Stock Issued During Period, Shares, New Issues | shares							375,875				27,516																						300,000,000																	245,844
Shares Issued, Price Per Share | $ / shares							$ 3.20	$ 3.20																									$ 1.20																	$ 3.20
Debt Securities, Realized Gain (Loss)																																													$ 22,221
Notes Payable																																							114,850								114,850
Professional Fees																																							$ 135,441		$ 41,174						359,636	$ 123,383		$ 155,241	111,318
Convertible note payable								$ 1,193,341																																			$ 541,426							$ 1,193,341	$ 541,426
Debt discount																																															$ 145,632
Common Stock, Par or Stated Value Per Share | $ / shares								$ 0.001																															$ 0.001		$ 0.001		$ 0.001				$ 0.001	$ 0.001		$ 0.001	$ 0.001
Debt Instrument, Unamortized Discount								$ 26,919																															$ 437,044				$ 170,438				$ 437,044			$ 26,919	$ 170,438
Common Stock [Member]
Debt Instrument [Line Items]
Short-term note payable																																$ 36,500																								$ 36,500
Stock Issued During Period, Shares, New Issues | shares																											20,833			12,500	92,250	42,500	113,083																	1,106,233	1,094,057
Shares Issued, Price Per Share | $ / shares																											$ 1.20			$ 1.60	$ 1.20
Debt Instrument, Increase, Accrued Interest																																$ 19,721
Common Stock, Par or Stated Value Per Share | $ / shares																																$ 0.80
Payroll Protection Loan [Member]
Debt Instrument [Line Items]
Debt interest rate															1.00%											1.00%
Loans payable															$ 89,200											$ 110,700
Debt maturity date															Feb. 04, 2023											May 04, 2022
Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest rate												10.00%
Debt principal amount	$ 300,000		$ 150,000																																																	$ 138,889			$ 138,889
Debt maturity date												Sep. 07, 2022
Notes Payable												$ 226,345
Debt Instrument, Debt Default, Description of Notice of Default												default interest rate of 22%
Repayments of Notes Payable												$ 23,828
Professional Fees												$ 23,345
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			46,875	43,403																																																43,403	93,750
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.60		$ 1.60	$ 1.60																																																$ 1.60
Promissory Note [Member] | September Seven Two Thousand Twenty One [Member]
Debt Instrument [Line Items]
Notes Payable																																																						$ 119,142
One Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest rate										10.00%
Debt maturity date										Sep. 28, 2022
Notes Payable										$ 142,720																																												75,015
Debt Instrument, Debt Default, Description of Notice of Default										default interest rate of 22%
Repayments of Notes Payable										$ 15,003
Professional Fees										$ 14,720
Two Promissory Note [Member]
Debt Instrument [Line Items]
Debt interest rate						10.00%
Debt maturity date						Mar. 10, 2023
Notes Payable						$ 170,600																																																170,060
Debt Instrument, Debt Default, Description of Notice of Default						default interest rate of 22%
Repayments of Notes Payable						$ 18,766
Professional Fees						$ 17,060
Nine-Month Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																	11.00%	11.00%																		12.00%	12.00%
Debt maturity date																	Dec. 18, 2021	Nov. 10, 2021
Convertible note payable																	$ 83,500	$ 53,000																		$ 32,000	$ 78,000
Debt conversion percentage																	65.00%	65.00%																		58.00%	61.00%
Debt trading days | d																	15	15																		15	15
Debt discount																												$ 56,000																					$ 7,000
Nine Month Convertible Note Payable Two [Member]
Debt Instrument [Line Items]
Debt interest rate																																				12.00%
Convertible note payable																																				$ 32,000
Debt conversion percentage																																				58.00%
Debt trading days | d																																				15
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																													12.00%					12.00%	12.00%
Debt maturity date																													Feb. 19, 2021					Jan. 08, 2021	Oct. 30, 2020
Convertible note payable																													$ 53,000					$ 103,000	$ 103,000
Debt conversion percentage																													65.00%					65.00%	65.00%
Debt trading days | d																													15					15	15
Fair value of convertible feature																																		$ 87,560
Debt discount																																		$ 87,560
Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																							12.00%
Debt maturity date																							Jul. 15, 2021
Convertible note payable																							$ 128,000
Debt conversion percentage																							65.00%
Debt trading days | d																							15
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																				11.00%
Debt maturity date																				Jul. 15, 2021
Convertible note payable																				$ 63,000
Debt conversion percentage																				65.00%
Debt trading days | d																				15
Heat Recovery Solutions [Member]
Debt Instrument [Line Items]
Short-term note payable																																																										$ 200,000
Debt principal amount																																						$ 1,400,000
Pension liability																																						100,000
Total liability in connection with acquisition.																																						$ 1,500,000
Debt payment description																																						(a) $200,000 in principal on December 31, 2015 and (b) thereafter, the remaining principal amount of $1,200,000, together with interest thereon, payable in equal quarterly instalments of principal and interest of $157,609, commencing on December 31, 2016 and continuing until December 31, 2019, at which time the remaining unpaid principal amount of this note and all accrued and unpaid interest thereon shall be due and payable in full.
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable [Member]
Debt Instrument [Line Items]
Convertible note payable								91,600																																										$ 91,600
Debt Instrument, Annual Principal Payment																																																									$ 116,600
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable One [Member]
Debt Instrument [Line Items]
Debt interest rate																																																									14.00%
Convertible note payable								95,685																																										95,685
Debt Instrument, Annual Principal Payment																																																									$ 116,600
Cybernaut Zfounder Ventures [Member] | Nine-Month Convertible Note Payable One [Member] | May Five Two Thousand Seventeen [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment																																							91,600								91,600
Cybernaut Zfounder Ventures [Member] | Nine Month Convertible Note Payable Two [Member]
Debt Instrument [Line Items]
Debt interest rate																																																									14.00%
Debt Instrument, Annual Principal Payment																																				$ 95,685			$ 95,685								$ 95,685										$ 95,685
Debt interest rate																																				14.00%	14.00%
Universal Scope Inc [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate									2.00%
Debt maturity date									Jun. 21, 2022
Convertible note payable									$ 650,000
Debt Instrument, Convertible, Conversion Price | $ / shares									$ 2.40
Accounts Receivable Financing Agreement [Member] | American Interbanc [Member]
Debt Instrument [Line Items]
Short-term note payable								1,169,638																																			1,680,350							1,169,638	$ 1,680,350			1,153,956
Debt interest rate																																																											2.50%
Financing Agreement [Member] | DHN Capital LLC [Member]
Debt Instrument [Line Items]
Accrued fees													$ 275,000.00
Accrual rate													225.00%
Financing Agreement [Member] | DHN Capital LLC [Member] | Minimum [Member]
Debt Instrument [Line Items]
Minimum monthly payment													$ 50,000
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Stock Repurchased During Period, Shares | shares														27,500		17,447
Stock Repurchased During Period, Value														$ 44,000		$ 27,914
Securities Purchase Agreement [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Stock Repurchased During Period, Shares | shares																17,447
Securities Purchase Agreement [Member] | Warrant [Member]
Debt Instrument [Line Items]
Stock Repurchased During Period, Shares | shares																697,861
Stock Repurchased During Period, Value																$ 27,914
Securities Purchase Agreement [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Stock Repurchased During Period, Shares | shares																17,447
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest								6,429																																											6,429
Debt principal amount								$ 164,800																																			164,800							$ 164,800	$ 164,800
Debt Conversion, Converted Instrument, Shares Issued | shares								14,035,202																																											350,880
Debt Conversion, Converted Instrument, Amount								$ 171,229																																											$ 171,229
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt Instrument, Increase, Accrued Interest																																																			6,429
Debt principal amount																																											164,800								$ 164,800
Debt Conversion, Converted Instrument, Shares Issued | shares																																																			350,880
Debt Conversion, Converted Instrument, Amount																																																			$ 171,229
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																					8.00%	8.00%
Debt principal amount																					$ 103,000	$ 103,000
Debt Instrument, Annual Principal Payment																					$ 19,211	19,211
Debt discount																						$ 17,861																			$ 3,234					$ 14,627
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																					37,500	37,500
Common Stock, Par or Stated Value Per Share | $ / shares																					$ 0.001	$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																					25,000			25,000	25,000
Debt Instrument, Unamortized Discount																					$ 3,000	$ 3,000																					14,267								14,267			$ 0
Debt Instrument, Convertible, Conversion Price | $ / shares																					$ 0.02	$ 0.02
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Note Payable [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																					0.80	0.80
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Note Payable [Member] | Warrant [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																								25,000
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Shares Issued, Price Per Share | $ / shares																					$ 0.001	$ 0.001
Debt interest rate																					8.00%	8.00%		8.00%	8.00%
Debt principal amount																					$ 103,000	$ 103,000		$ 164,800	$ 164,800
Debt Instrument, Annual Principal Payment																					$ 19,211	19,211		$ 19,211	19,211
Debt discount																						$ 3,000			$ 17,861																			$ 3,234		$ 14,627
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																								37,500	37,500
Common Stock, Par or Stated Value Per Share | $ / shares																					$ 0.001	$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																					25,000			25,000
Debt Instrument, Unamortized Discount																					$ 17,861	$ 17,861		$ 4,800	$ 4,800															$ 0			14,267	14,267					14,267		14,267
Debt Instrument, Convertible, Conversion Price | $ / shares																					$ 0.80	$ 0.80		$ 0.80	$ 0.80
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member] | Previously Reported [Member]
Debt Instrument [Line Items]
Debt Instrument, Convertible, Conversion Price | $ / shares																					$ 0.02	$ 0.02		$ 0.80	$ 0.80
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Note [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt interest rate																								8.00%	8.00%
Debt principal amount																								$ 164,800	$ 164,800
Debt discount																									$ 17,861																			3,234
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																								37,500	37,500
Common Stock, Par or Stated Value Per Share | $ / shares																								$ 0.001	$ 0.001
Debt Instrument, Unamortized Discount																								$ 4,800	$ 4,800																			$ 14,267					$ 14,267
Securities Purchase Agreement [Member] | LGH Investments, LLC [Member] | Convertible Promissory Notes [Member] | Warrant [Member]
Debt Instrument [Line Items]
Debt Instrument, Annual Principal Payment																								$ 19,211	$ 19,211
Debt Instrument, Convertible, Conversion Price | $ / shares																								$ 0.02	$ 0.02
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate			15.00%																8.00%
Debt principal amount			$ 150,000																$ 168,000
Debt maturity date			Aug. 17, 2023
Debt Instrument, Annual Principal Payment																			24,282
Debt discount																			$ 24,282																					19,093
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares			46,875																37,500
Common Stock, Par or Stated Value Per Share | $ / shares																			$ 0.001
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																			31,250
Debt Instrument, Unamortized Discount			$ 15,000.00																$ 8,000																					$ 0
Debt Instrument, Convertible, Conversion Price | $ / shares																			$ 0.80
Stock Repurchased During Period, Shares | shares																17,447
Stock Repurchased During Period, Value																$ 27,914
Purchase price			$ 135,000.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares			$ 1.60
Securities Purchase Agreement [Member] | Firstfire Global Opportunities Fund LLC [Member] | Convertible Promissory Note [Member]
Debt Instrument [Line Items]
Shares Issued, Price Per Share | $ / shares																			$ 0.001
Debt principal amount																			$ 168,000
Debt discount																																											5,189
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																			37,500
Stock Issued During Period, Shares, Restricted Stock Award, Gross | shares																			31,250
Debt Instrument, Unamortized Discount																																											$ 19,093								$ 19,093
Stock Repurchased During Period, Shares | shares																17,447
Stock Repurchased During Period, Value																$ 27,914
Securities Purchase Agreement [Member] | Master Hill L. P [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate	15.00%				15.00%
Debt principal amount	$ 300,000				$ 750,000
Debt maturity date	Sep. 16, 2023				May 06, 2023
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares	93,750				234,375
Debt Instrument, Unamortized Discount	$ 30,000.00				$ 75,000.00
Purchase price	$ 270,000.00				$ 675,000.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 1.60				$ 1.60
Securities Purchase Agreement [Member] | Jefferson Street Capital LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate				15.00%
Debt principal amount				$ 138,888
Debt maturity date				Aug. 05, 2023
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares				43,403
Debt Instrument, Unamortized Discount				$ 13,888.88
Purchase price				$ 125,000.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares				$ 1.60
Securities Purchase Agreement [Member] | Pacific Pier Capital LLC [Member] | Convertible Note Payable [Member]
Debt Instrument [Line Items]
Debt interest rate																																																				15.00%
Debt principal amount																																																				$ 138,888
Debt maturity date		Aug. 05, 2023
Class of Warrant or Right, Number of Securities Called by Warrants or Rights | shares																																																				43,403
Debt Instrument, Unamortized Discount																																																				$ 13,888.88
Purchase price																																																				$ 125,000.00
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																																				$ 1.60
Individual Counterparty [Member]
Debt Instrument [Line Items]
Short-term note payable																																$ 36,500																								$ 36,500				$ 50,000
Debt Instrument, Fee Amount																																																												$ 3,500
Stock Issued During Period, Shares, New Issues | shares																																1,700,000
Shares Issued, Price Per Share | $ / shares																																$ 0.80
Debt Instrument, Increase, Accrued Interest																																$ 19,721
Debt Securities, Realized Gain (Loss)																																										$ 22,221